Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities:
Net income (loss) from continuing operations	$ (7,359)	$ 188
Items not involving cash:
Depreciation and amortization	14,034	16,340
Stock-based compensation expense	2,368	1,474
Unrealized foreign exchange gain	(4,300)	(2,537)
Deferred income tax	(1,007)	(1,647)
Income from investments accounted for by the equity method	(24,047)	(26,741)
Interest on long-term debt and accretion of royalty payable	7,988	7,265
Impairment on long lived assets, net	479	688
Inventory write-downs to net realizable value (note 6)	507	57
Other income	0	(3,317)
Change in bad debt expense	299	831
Net cash used before working capital changes	(11,038)	(7,399)
Changes in non-cash operating working capital:
Accounts receivable	(22,721)	(11,137)
Inventories	(3,225)	(2,004)
Prepaid expenses	(8,685)	(2,653)
Accounts payable and accrued liabilities	(420)	3,312
Warranty liability	10,940	4,196
Net cash used in operating activities of continuing operations	(35,149)	(15,685)
Net cash used in operating activities of discontinued operations	0	(147)
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(7,123)	(8,860)
Proceeds on sale of assets	207	0
Dividends received from joint ventures	20,758	25,045
Net cash from investing activities	13,842	16,185
Cash flows from (used in) financing activities:
Drawings on operating lines of credit and long-term facilities	85,258	25,081
Repayment of operating lines of credit and long-term facilities	(53,523)	(33,258)
Proceeds from share issuance, net	13,904	0
Repayment of royalty payable	(5,948)	(6,034)
Long-term asset securing debt	0	(553)
Net cash from (used in) financing activities	39,691	(14,764)
Effect of foreign exchange on cash and cash equivalents	(134)	(696)
Increase (decrease) in cash and cash equivalents	18,250	(15,107)
Cash and cash equivalents, beginning of year (including restricted cash)	46,012	61,119
Cash and cash equivalents, end of year (including restricted cash)	64,262	46,012
Supplementary information:
Interest paid	4,699	3,953
Taxes paid, net of refunds	$ 1,374	$ 1,926